Sale of Flood Insurance Business and Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from Divestiture of Businesses		$ 75	$ 120
Net gain on sale of at-risk and flood insurance businesses	0	0	(139)
Disposal Group, Including Discontinued Operation, Revenue	8	36	41
Pre-tax earnings from discontinued operations included in results of operations	(1)	9
At-risk insurance line of business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Sale of Stock, Percentage of Ownership before Transaction	85.00%
Proceeds from Divestiture of Businesses	120
Net gain on sale of at-risk and flood insurance businesses		(15)
Disposal Group, Including Discontinued Operation, Revenue	124	163
Pre-tax earnings from discontinued operations included in results of operations	10	(24)
Flood Line of Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from Divestiture of Businesses		135
Net gain on sale of at-risk and flood insurance businesses		154
Disposal Group, Including Discontinued Operation, Revenue		151
Pre-tax earnings from discontinued operations included in results of operations		29
Notes receivable from sale of flood insurance business		75
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		$ 95